Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Leases [Abstract]
Table Of Minimum Future Payments Of Leases Under IFRS16 Lease Contracts As Lessee Explanatory [Table Text Block]
Below are the minimum future payments of leases under lease contracts not subject to cancellation as of December 31, 2020 and 2019:

	Leases in U.S. dollars	Leases in local currency	Total December 31, 2020	Total December 31, 2019
Up to 1 year	166,578	12,565	179,143	113,988
From 1 to 5 years	1,798,702	156,101	1,954,803	1,670,331
More than 5 years	814,011	2,772	816,783	1,641,963

TOTAL			2,950,729	3,426,282